EMPLOYEE BENEFITS - Post-employment health care benefit plan - Gains and losses (Details) - Post-employment health care benefit - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Historical actuarial remeasurements
Present value of defined benefit obligation	R$ (224,180)	R$ (318,181)	R$ (362,944)	R$ (298,989)	R$ (272,959)
Surplus (Deficit)	(224,180)	(318,181)	(362,944)	(298,989)	(272,959)
Experience adjustments on plan liabilities (Gain)	(61,524)	(36,938)	(23,533)	R$ 11,202	R$ (40,841)
Amounts recognized as actuarial gains and losses in the statement of comprehensive income
Losses on actuarial obligation	(61,524)	(36,938)	(23,533)
Pension Plan
Amounts recognized as actuarial gains and losses in the statement of comprehensive income
Actuarial losses recognized in Equity	R$ (61,524)	R$ (36,938)	R$ (23,533)